Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 207,902	$ 176,257
Restricted cash	48,981	41,724
Accounts receivable, net of allowance of $40,852 (December 31, 2024 - $34,865)	829,313	735,546
Contract assets (note 26)	161,016	134,402
Mortgage warehouse receivables (note 23)	140,095	77,559
Income tax recoverable	32,888	13,155
Prepaid expenses and other current assets (note 8)	345,565	309,962
Warehouse fund assets (note 6)	56,050	110,779
Total current assets	1,821,810	1,599,384
Other receivables	18,723	11,602
Contract assets (note 26)	17,260	22,400
Other assets (note 8)	213,057	186,297
Warehouse fund assets (note 6)	73,785	94,334
Fixed assets (note 10)	251,462	227,311
Operating lease right-of-use assets (note 9)	443,404	398,507
Deferred tax assets, net (note 21)	93,857	79,258
Intangible assets (note 11)	1,225,881	1,183,586
Goodwill (note 12)	2,629,228	2,297,938
Total noncurrent assets	4,966,657	4,501,233
Total assets	6,788,467	6,100,617
Current liabilities
Accounts payable and accrued expenses	510,608	494,601
Accrued compensation	756,510	646,004
Income tax payable	19,801	15,297
Contract liabilities (note 26)	80,350	63,459
Long-term debt - current (note 13)	8,119	6,061
Deferred and contingent acquisition consideration - current (note 23)	12,812	30,683
Mortgage warehouse credit facilities (note 14)	133,259	72,642
Operating lease liabilities (note 9)	99,696	92,950
Liabilities related to warehouse fund assets (note 6)	33,679	86,344
Total current liabilities	1,654,834	1,508,041
Long-term debt (note 13)	1,625,392	1,502,414
Deferred and contingent acquisition consideration (note 23)	19,077	6,012
Operating lease liabilities (note 9)	419,198	383,921
Other liabilities	110,699	129,467
Deferred tax liabilities, net (note 21)	90,996	78,459
Liabilities related to warehouse fund assets (note 6)	48,782	14,103
Total noncurrent liabilites	2,314,144	2,114,376
Redeemable non-controlling interests (note 17)	1,285,046	1,152,618
Shareholders' equity
Common shares (note 18)	1,531,644	1,472,218
Contributed surplus	173,681	140,451
Deficit	(98,461)	(186,273)
Accumulated other comprehensive loss	(73,545)	(101,533)
Total Company shareholders' equity	1,533,319	1,324,863
Non-controlling interests	1,124	719
Total shareholders' equity	1,534,443	1,325,582
Total liabilities and shareholders' equity	$ 6,788,467	$ 6,100,617